Share-based payments - Disclosure of breakdown of the compensation expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ (5,372)	€ (6,216)
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	(28)
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(65)	0
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(4,623)	(5,727)
Social taxes related to AGAs	€ (683)	€ (461)